Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate		21.00%	21.00%
Net operating loss carryforwards		$ 10,194,806	$ 2,004,266
State net operating losses		16,641,692	8,042,840
NOLs with no expiration		9,988,297
Net operating losses		2,749,613	715,079
Valuation allowance		$ 3,269,776	$ 1,031,792
Annual effective tax rate	0.00%